Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	TNK
Entity Registrant Name	TEEKAY TANKERS LTD.
Entity Central Index Key	0001419945
Current Fiscal Year End Date	--12-31